Expense Example - Matrix Advisors Dividend Fund - Matrix Advisors Dividend Fund Class	Oct. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	$ 1,301